Summary of Significant Accounting Policies - Schedule of Contract Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Contract Assets [Line Items]
Contract Assets	$ 588,603	$ 603,979
Contract Assets for Wastewater Treatment Revenue [Member]
Schedule of Contract Assets [Line Items]
Contract Assets	272,949	281,548
Contract Assets for River water Quality Management Revenue [Member]
Schedule of Contract Assets [Line Items]
Contract Assets	$ 315,654	$ 322,431